OTHER EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER EXPENSES
Foreign currency losses	€ (2,388)	€ (2,399)	€ (2,942)
Other taxes	(166)	(122)	(776)
Disposal of assets		(231)	(154)
Miscellaneous other items	(65)	(236)	(908)
Total other expenses	€ (2,620)	€ (2,988)	€ (4,779)